Average Annual Total Returns{- Fidelity® Real Estate Index Fund} - 07.31 Fidelity Real Estate Index Fund PRO-09 - Fidelity® Real Estate Index Fund	Fidelity Real Estate Index Fund Return Before Taxes Past 1 year	Fidelity Real Estate Index Fund Return Before Taxes Past 5 years	Fidelity Real Estate Index Fund Return Before Taxes Since Inception		Fidelity Real Estate Index Fund After Taxes on Distributions Past 1 year	Fidelity Real Estate Index Fund After Taxes on Distributions Past 5 years	Fidelity Real Estate Index Fund After Taxes on Distributions Since Inception		Fidelity Real Estate Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Real Estate Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Real Estate Index Fund After Taxes on Distributions and Sales Since Inception		Past 1 year	Past 5 years	Since Inception		IXWEX Past 1 year	IXWEX Past 5 years	IXWEX Since Inception	IXWLE Past 1 year	IXWLE Past 5 years	IXWLE Since Inception
Total	(11.33%)	2.94%	7.42%	[1]	(12.33%)	1.67%	6.20%	[1]	(6.52%)	1.87%	5.48%	[1]	(11.20%)	2.99%	7.51%	[1]	(3.96%)		[1]	(11.19%)	2.99%	7.51%	[1]

[1]	(a)From September 8, 2011